Other Investments (Schedule Of Gross Unrealized Losses On, And Related Fair Value Of Available-For-Sale Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	¥ 87	¥ 585
Less than 12 months, Gross Unrealized Holding Losses		10
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses
Equity Securities Financial Institutions
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value		197
Less than 12 months, Gross Unrealized Holding Losses		2
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses
Other Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	87	388
Less than 12 months, Gross Unrealized Holding Losses		8
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses